Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408	£ 207,435
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(784)	(914)
Financial assets	869	992
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165,213	172,859
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	172	242
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Upside
Disclosure of credit risk exposure [line items]
Loans and advances to customers	283,860	294,877
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	741	833
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	196,732	201,977
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	380	419
Upside | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	176,026	181,188
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	112	141
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	67	68
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	26,307	27,277
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	294	346
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	56,062	60,395
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Base case
Disclosure of credit risk exposure [line items]
Loans and advances to customers	283,860	294,877
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	774	896
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	196,732	201,977
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	403	465
Base case | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	176,026	181,188
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	128	174
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	68	69
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	26,307	27,277
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	303	362
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	56,062	60,395
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	283,860	294,877
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	921	991
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	196,732	201,977
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	517	536
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	176,026	181,188
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	218	234
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	26,307	27,277
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	335	385
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	56,062	60,395
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Stubborn Inflation
Disclosure of credit risk exposure [line items]
Loans and advances to customers		294,877
Stubborn Inflation | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		1,176
Stubborn Inflation | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		201,977
Stubborn Inflation | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		689
Stubborn Inflation | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages		181,188
Stubborn Inflation | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		363
Stubborn Inflation | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		5,228
Stubborn Inflation | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		72
Stubborn Inflation | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		27,277
Stubborn Inflation | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		415
Stubborn Inflation | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		60,395
Stubborn Inflation | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Downside 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	283,860	294,877
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,524	1,410
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	196,732	201,977
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,051	889
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	176,026	181,188
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	705	562
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	70	72
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	26,307	27,277
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	403	449
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	56,062	60,395
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Weighted
Disclosure of credit risk exposure [line items]
Loans and advances to customers	283,860	294,877
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	869	992
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	196,732	201,977
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	458	542
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	176,026	181,188
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	172	242
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	26,307	27,277
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	56,062	60,395
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0